Net Income/(Loss) Per Share - Schedule of Potentially Dilutive Securities (Details) - shares		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Potentially Dilutive Securities [Abstract]
Share options to employees	[1]	11,577	11,682	13,179
Total	[1]	11,577	11,682	13,179

[1]	Retrospectively restated to reflect the Share Consolidation.